UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08957
                                                    -----------

                Highland Floating Rate Limited Liability Company
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                                Dallas, TX 75240
                -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 877-532-2834
                                                            ------------

                       Date of fiscal year end: August 31
                                               ----------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                      ------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SAVVIS COMMUNICATIONS CORPORATION

Ticker:  SVVS                               Security ID: 805423100
Meeting Date: May 17, 2005                  Meeting Type: Annual

 #               PROPOSAL                          MGT REC     VOTE CAST      SPONSOR
 -------------------------------------------------------------------------------------------
 1.1   Elect Director Robert A. McCormick          No vote      No vote      Management
 1.2   Elect Director John D. Clark                No vote      No vote      Management
 1.3   Elect Director John M. Finlayson            No vote      No vote      Management
 1.4   Elect Director Clifford H. Friedman         No vote      No vote      Management
 1.5   Elect Director Clyde A. Heintzelman         No vote      No vote      Management
 1.6   Elect Director Thomas E. McInerney          No vote      No vote      Management
 1.7   Elect Director James E. Ousley              No vote      No vote      Management
 1.8   Elect Director James P. Pellow              No vote      No vote      Management
 1.9   Elect Director Jeffrey H. Von Deylen        No vote      No vote      Management
 1.10  Elect Director Patrick J. Welsh             No vote      No vote      Management
 2     Approval of Reverse Stock Split             No vote      No vote      Management
 3     Approval of Reverse Stock Split             No vote      No vote      Management
 4     Ratify Appointment of Independent Auditors  No vote      No vote      Management


SUN HEALTHCARE GROUP, INC.

Ticker:  SUNH                               Security ID: 866933401
Meeting Date: May 19, 2005                  Meeting Type: Annual

 #               PROPOSAL                          MGT REC     VOTE CAST      SPONSOR
 -------------------------------------------------------------------------------------------
 1.1   Elect Director Gregory S. Anderson          No vote      No vote      Management
 1.2   Elect Director Tony M. Astorga              No vote      No vote      Management
 1.3   Elect Director John M. Finlayson            No vote      No vote      Management
 1.4   Elect Director Christian K. Bement          No vote      No vote      Management
 1.5   Elect Director Steven M. Looney             No vote      No vote      Management
 1.6   Elect Director Richard K. Matros            No vote      No vote      Management
 2     Ratify Appointment of Independent Auditors  No vote      No vote      Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Highland Floating Rate Limited Liability Company
          ------------------------------------------------------------


By (Signature and Title)* /s/ James D. Dondero
                         ---------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date    August 29, 2005
    ------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.